Business and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND BASIS OF PRESENTATION

1.	BUSINESS AND BASIS OF PRESENTATION
Business
Valero Energy Partners LP (the Partnership) is a fee-based, master limited partnership formed by Valero (defined below) in July 2013 to own, operate, develop, and acquire crude oil and refined petroleum products pipelines, terminals, and other transportation and logistics assets.
References in this report to “Partnership,” “we,” “us,” or “our” refer to Valero Energy Partners LP, one or more of its subsidiaries, or all of them taken as a whole. References in this report to “Valero” refer collectively to Valero Energy Corporation and its subsidiaries, other than Valero Energy Partners LP, any of its subsidiaries, or its general partner.
On December 16, 2013, the Partnership completed its initial public offering (the IPO) of 17,250,000 common units representing limited partner interests as further described in Note 11. Immediately following the IPO, the Partnership included the assets, liabilities, and results of operations of certain crude oil and refined petroleum products pipelines, terminals, and other logistics assets previously owned and operated by Valero, which are referred to as the Contributed Assets. We acquired from Valero the Texas Crude Systems Business on July 1, 2014, the Houston and St. Charles Terminal Services Business on March 1, 2015, the Corpus Christi Terminal Services Business on October 1, 2015, the McKee Terminal Services Business on April 1, 2016, and the Meraux and Three Rivers Terminal Services Business on September 1, 2016 (collectively, the Acquisitions). See Note 3 for further discussion of these Acquisitions from Valero. Our assets, including those acquired in connection with the Acquisitions, consist of crude oil and refined petroleum products pipeline and terminal systems in the United States (U.S.) Gulf Coast and U.S. Mid-Continent regions that are integral to the operations of ten of Valero’s refineries.
We generate operating revenues by providing fee-based transportation and terminaling services to Valero.
Basis of Presentation
Our consolidated financial statements include the accounts of the Partnership as well as our Predecessor (defined below). These financial statements have been retrospectively adjusted to include the historical financial position and results of operations of the Meraux and Three Rivers Terminal Services Business for all periods as previously presented in our 2015 Form 10-K filed with the Securities and Exchange Commission (SEC) on February 26, 2016, and as modified by our Current Report on Form 8-K filed with the SEC on August 4, 2016. All intercompany accounts and transactions have been eliminated.
The Contributed Assets and the Acquisitions were accounted for as transfers of businesses between entities under the common control of Valero. As entities under the common control of Valero, we recorded the Contributed Assets and the Acquisitions on our balance sheet at Valero’s carrying value rather than fair value. Transfers between entities under common control are accounted for as though the transfer occurred as of the beginning of the period of transfer, and prior period financial statements and financial information are retrospectively adjusted to furnish comparative information. Accordingly, the Partnership’s consolidated financial statements and related notes have been retrospectively adjusted to include the historical results of the Acquisitions for all periods presented prior to the effective dates of each acquisition. We refer to the historical results of the Contributed Assets prior to the IPO and the Acquisitions prior to their respective acquisition dates as those of our “Predecessor.”
The combined financial statements of our Predecessor were derived from the consolidated financial statements and accounting records of Valero and reflect the combined historical financial position, results of operations, and cash flows of our Predecessor as if the Contributed Assets and the Acquisitions had been combined for periods prior to the IPO and the effective dates of each acquisition.
There were no transactions between the operations of our Predecessor; therefore, there were no intercompany transactions or accounts to be eliminated in connection with the combination of those operations. In addition, our Predecessor’s statements of income include direct charges for the management and operation of our assets and certain expenses allocated by Valero for general corporate services, such as treasury, accounting, and legal services. These expenses were charged, or allocated, to our Predecessor based on the nature of the expenses. Prior to the IPO and the Acquisitions, our Predecessor transferred cash to Valero daily and Valero funded our Predecessor’s operating and investing activities as needed. Therefore, transfers of cash to and from Valero’s cash management system are reflected as a component of net investment and are reflected as a financing activity in our statements of cash flows. In addition, interest expense was not included on the net cash transfers from Valero.
The financial information presented for the periods after the IPO for the Contributed Assets and after the effective dates of the Acquisitions represents the consolidated financial position, results of operations, and cash flows of the Partnership.